Expense Example - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - Fidelity Stock Selector Large Cap Value Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Expense Example:
1 year	$ 85
3 years	265
5 years	460
10 years	1,025
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Expense Example:
1 year	684
3 years	913
5 years	1,161
10 years	1,871
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Expense Example:
1 year	297
3 years	609
5 years	1,047
10 years	2,054
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Expense Example:
1 year	486
3 years	772
5 years	1,079
10 years	1,949
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	$ 894